May 5, 2014


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549


RE:  Minnesota Life Variable Universal Life Account
     File Numbers:  33-85496 and 811-8830


Dear Ladies and Gentlemen:

On behalf of Minnesota Life Variable Universal Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement.
That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 25, 2014.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4226.

Sincerely,

/s/ Chad M. Bigalke

Chad M. Bigalke
Associate Counsel